SHARE-BASED COMPENSATION - Key Assumptions Used to Calculate Grant-date Fair Values (Details) - PSUs	Apr. 14, 2017 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in Euros per share)	€ 66.85
Expected volatility (percent)	17.40%
Dividend yield (percent)	1.20%
Risk-free rate (percent)	0.00%